Interest Income and Expense (Tables)	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Details of Interest Income and Interest Expense from Financial Instruments

	For the three months ended												For the six months ended
	April 30, 2026				January 31, 2026				April 30, 2025				April 30, 2026				April 30, 2025
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$11,676		$7,519		$11,931		$7,693		$12,588		$8,955		$23,607		$15,212		$25,723		$18,701
Measured at FVOCI (1)	1,172		–		1,194		–		1,355		–		2,366		–		2,797		–
	12,848		7,519		13,125		7,693		13,943		8,955		25,973		15,212		28,520		18,701
Other	247	(2)	55	(3)	206	(2)	56	(3)	344	(2)	62	(3)	453	(2)	111	(3)	747	(2)	123	(3)
Total	$13,095		$7,574		$13,331		$7,749		$14,287		$9,017		$26,426		$15,323		$29,267		$18,824
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)
Includes interest on lease liabilities for the three months ended April 30, 2026 – $39

(January 31, 2026 – $31; April 30, 2025 – $31) and for the six months ended April 30, 2026 – $70

(April 30, 2025 – $63) and insurance finance expense for the three months ended April 30, 2026 – $8 (January 31, 2026 – $8; April 30, 2025 – $9) and for the six months ended April 30, 2026 – $16

(April 30, 2025 – $17).